                        GARTMORE VARIABLE INSURANCE TRUST

                            GVIT Small Cap Value Fund
                             GVIT Small Company Fund
                           GVIT Small Cap Growth Fund

                   Prospectus Supplement dated March 24, 2006
                       to the Prospectus dated May 2, 2005

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Prospectus.

1. On March 10, 2006,  the Board of Trustees of the Trust approved the following changes to the GVIT Small Company Fund, to be effective on or about May 1, 2006:
(1) the  termination  of The Dreyfus  Corporation  as a GVIT Small  Company Fund
subadviser;  and (2) the addition of Franklin Portfolio  Associates LLC as a new subadviser  to the GVIT Small  Company  Fund.  The Trust's  annual  registration statement  update of May 1, 2006,  will  reflect  these  changes and provide the requisite information about the new subadviser.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE